Other Noncurrent Liabilities (Notes)	9 Months Ended
Sep. 30, 2012
Other Liabilities, Noncurrent [Abstract]
Other Noncurrent Liabilities
OTHER NONCURRENT LIABILITIES

Other noncurrent liabilities are as follows (in thousands):

	September 30, 2012	December 31, 2011
Asset retirement obligations	$46	$44
Environmental liabilities	—	2,621
Total Other Noncurrent Liabilities	$46	$2,665

For further discussion related to environmental liabilities, see Note K.